Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
C000241224
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equity ETF (Based on Net Asset Value)
Without Sales Load [Member] | C000241224
Average Annual Return [Line Items]
Average Annual Return, Percent	22.65%	8.11%
T Rowe Price ETF Index: MSCI EAFE Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory/Strategy Benchmark
Average Annual Return, Percent	22.97%	8.46%